Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	$ 20,273		$ 18,987
Securities mandatorily measured and designated at FVTPL	72,845		62,693
Business and government	136,567		135,546
Residential mortgages	234,747		221,165
Debt securities measured at FVOCI	48,744		53,968
Equity securities designated at FVOCI	685		585
FVO securities purchased under resale agreements	63,106		65,595
Derivative instruments	35,313		32,730
Obligations related to securities sold short	20,269		15,963
Obligations Related To Securities Sold Under Repurchase Agreements	66,120		71,653
Derivative instruments	34,121		30,508
At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	654		948
Securities mandatorily measured and designated at FVTPL	72,845		62,693
Business and government	23,507		23,648
Residential mortgages	29		63
Loans mandatorily measured and designated at FVTPL	23,536		23,711
Debt securities measured at FVOCI	48,744		53,968
FVO securities purchased under resale agreements	6,172		7,505
Derivative instruments	35,313		32,730
Total financial assets	187,949		182,140
Deposits and other liabilities	(18,032)		(13,172)
Obligations related to securities sold short	(20,269)		(15,963)
Obligations Related To Securities Sold Under Repurchase Agreements	(1,925)		(17,036)
Derivative instruments	(34,121)		(30,508)
Total financial liabilities	(74,347)		(76,679)
Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	29,700		29,008
Debt securities measured at FVOCI	39,550		45,181
Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	36,563		27,982
Equity securities designated at FVOCI	685		585
Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	4,288		3,550
Debt securities measured at FVOCI	6,917		6,224
Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	2,294		2,153
Debt securities measured at FVOCI	2,277		2,563
Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	9,819		12,845
Derivative instruments	(8,250)		(9,992)
Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	14,256		11,462
Derivative instruments	(13,890)		(10,883)
Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	60		106
Derivative instruments	(104)		(148)
Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	7,615		5,156
Derivative instruments	(10,313)		(6,988)
Precious metal derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	245		283
Derivative instruments	(249)		(366)
Other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	3,318		2,878
Derivative instruments	(1,315)		(2,131)
Level 1 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	42,458		31,836
Debt securities measured at FVOCI	2,765		3,912
Derivative instruments	5,714		3,428
Total financial assets	51,030		39,217
Obligations related to securities sold short	(9,092)		(5,363)
Derivative instruments	(4,572)		(3,862)
Total financial liabilities	(13,664)		(9,225)
Level 1 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	5,950		3,917
Debt securities measured at FVOCI	2,765		3,912
Level 1 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	36,508		27,919
Equity securities designated at FVOCI	93		41
Level 1 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments			4
Level 1 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	5,352		3,153
Derivative instruments	(4,177)		(3,537)
Level 1 of fair value hierarchy [member] | Other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	362		271
Derivative instruments	(395)		(325)
Level 2 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	654		948
Securities mandatorily measured and designated at FVTPL	30,236		30,681
Business and government	22,511		23,022
Residential mortgages	29		63
Loans mandatorily measured and designated at FVTPL	22,540		23,085
Debt securities measured at FVOCI	45,979		50,056
FVO securities purchased under resale agreements	6,172		7,505
Derivative instruments	29,430		28,944
Total financial assets	135,315		141,523
Deposits and other liabilities	(17,431)		(13,176)
Obligations related to securities sold short	(11,177)		(10,600)
Obligations Related To Securities Sold Under Repurchase Agreements	(1,925)		(17,036)
Derivative instruments	(29,085)		(26,348)
Total financial liabilities	(59,618)		(67,160)
Level 2 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	23,750		25,091
Debt securities measured at FVOCI	36,785		41,269
Level 2 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	48		47
Equity securities designated at FVOCI	304		304
Level 2 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	4,288		3,525
Debt securities measured at FVOCI	6,917		6,224
Level 2 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	2,150		2,018
Debt securities measured at FVOCI	2,277		2,563
Level 2 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	9,781		12,793
Derivative instruments	(8,032)		(9,964)
Level 2 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	14,248		11,462
Derivative instruments	(13,890)		(10,883)
Level 2 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	3		8
Derivative instruments	(42)		(41)
Level 2 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	2,197		1,791
Derivative instruments	(5,952)		(3,288)
Level 2 of fair value hierarchy [member] | Precious metal derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	245		283
Derivative instruments	(249)		(366)
Level 2 of fair value hierarchy [member] | Other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	2,956		2,607
Derivative instruments	(920)		(1,806)
Level 3 of fair value hierarchy [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Total financial assets	1,604	$ 1,506	1,400	$ 1,891	$ 1,426	$ 1,737
Total financial liabilities	(1,065)	$ (691)	(294)	$ (67)	$ (880)	$ (869)
Level 3 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	151		176
Business and government	996		626
Loans mandatorily measured and designated at FVTPL	996		626
Derivative instruments	169		358
Total financial assets	1,604		1,400
Deposits and other liabilities	(601)		4
Derivative instruments	(464)		(298)
Total financial liabilities	(1,065)		(294)
Level 3 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	7		16
Equity securities designated at FVOCI	288		240
Level 3 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL			25
Level 3 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	144		135
Level 3 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	38		48
Derivative instruments	(218)		(28)
Level 3 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	8
Level 3 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	57		98
Derivative instruments	(62)		(107)
Level 3 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	66		212
Derivative instruments	$ (184)		$ (163)